Brian Wixted
Treasurer

                                                       OppenheimerFunds, Inc.
                                                       Two World Financial
                                                       Center
                                                       225 Liberty Street,
                                                       11th Floor
                                                       New York, NY  10281-1008
                                                       www.oppenheimerfunds.com

                                                        September 23, 2005

Dear Oppenheimer Senior Floating Rate Fund Shareholder:

      As we previously advised you, due to an administrative oversight,
Oppenheimer Senior Floating Rate Fund Class A shares sold during the periods from January 10, 2005 through January 30, 2005 and February 9, 2005 through
March 2, 2005 and Class C shares sold during the periods from September 28,
2004 through October 28, 2004, November 5, 2004 through January 31, 2005 and
February 8, 2005 through March 2, 2005 were not registered with the Securities and Exchange Commission under the Securities Act of 1933, as amended.
Therefore, we offered to repurchase the unregistered Class A and Class C shares sold during this period ("Covered Shares") in a rescission offer.

      Originally the Rescission Offer was to run from September 1, 2005 until
September 30, 2005.   However, it has come to our attention that certain
shareholders who purchased Covered Shares may not have received the original mailing.  Therefore, we are extending the Rescission Offer until October 28,
2005.

      Therefore, you may elect to sell any or all of your Covered Shares back to the Fund on the terms described in the Rescission Offer materials that were previously sent to you.  Please let us know if you would like another copy of those materials.

       You should consider whether it is to your advantage to participate in this rescission offer, which is now open until October 28, 2005.  We recommend that you consult with your financial advisor before deciding what to do.

      If you wish to accept the offer after reading the materials, complete the rescission offer form that was previously sent to you and return it in accordance with the instructions on that form.  Please let us know if you would like another copy of that form.

      If you wish to take advantage of this Rescission Offer, your reply to the
Fund must be received no later than October 28, 2005.  If you wish to retain your shares, you should not respond to this offer.  If you do not respond to this offer, registration of your shares will occur automatically.

      The Fund's registration as an investment company under the Investment
Company Act of 1940 was not affected by this administrative oversight. No loss to you or the Fund has occurred or will occur as a result of this oversight or the Rescission Offer. The Fund's investment advisor is absorbing all of the costs of this transaction.

      If you have any questions regarding this matter, please email us via the
"Contact Us" section of our website, www.oppenheimerfunds.com, or call us at
                                     ------------------------
1-800-225-5677.  We are available Monday through Friday from 8:00 a.m. to 9:00
p.m. Eastern Time.  We will be glad to assist you.  We appreciate your confidence in OppenheimerFunds and look forward to serving you for many years to come.

                                                       Sincerely,
                                                [GRAPHIC
                                          OMITTED][GRAPHIC OMITTED]

Brian Wixted
Treasurer

                                                       OppenheimerFunds, Inc.
                                                       Two World Financial
                                                       Center
                                                       225 Liberty Street,
                                                       11th Floor
                                                       New York, NY
                                                       10281-1008

                                                     www.oppenheimerfunds.com

                                                        September 23, 2005

Dear Oppenheimer Senior Floating Rate Fund Shareholder:

      Due to an administrative oversight, Oppenheimer Senior Floating Rate
Fund Class A shares sold during the periods from January 10, 2005 through
January 30, 2005 and February 9, 2005 through March 2, 2005 and Class C shares sold during the periods from September 28, 2004 through October 28,
2004, November 5, 2004 through January 31, 2005 and February 8, 2005 through
March 2, 2005 were not registered with the Securities and Exchange Commission
under the Securities Act of 1933, as amended.   Therefore, we are offering to
repurchase the unregistered Class A and Class C shares sold during this period ("Covered Shares") in a rescission offer.

      You may elect to sell any or all of your Covered Shares back to the
Fund on the terms described, in detail, in the enclosed materials. Please read these materials carefully. You should consider whether it is to your advantage to participate in this rescission offer, which is open until
October 28, 2005.  We recommend that you consult with your financial advisor before deciding what to do.

      If you wish to accept the offer after reading the materials, complete the enclosed form and return it in accordance with the instructions on that form.  If you wish to take advantage of this Rescission Offer, your reply to the Fund must be received no later than October 28, 2005.  If you wish to retain your shares, you should not respond to this offer.  If you do not respond to this offer, registration of your shares will occur automatically.

      The Fund's registration as an investment company under the Investment
Company Act of 1940 was not affected by this administrative oversight. No loss to you or the Fund has occurred or will occur as a result of this oversight or the Rescission Offer. The Fund's investment advisor is absorbing all of the costs of this transaction.  Please see "Description of Rescission
Offer" on the following pages for more details.

      If you have any questions regarding this matter, please email us via the "Contact Us" section of our website, www.oppenheimerfunds.com, or call us
                                         ------------------------
at 1-800-225-5677.  We are available Monday through Friday from 8:00 a.m. to
9:00 p.m. Eastern Time.  We will be glad to assist you.  We appreciate your confidence in OppenheimerFunds and look forward to serving you for many years to come.

              Sincerely,

                                                [GRAPHIC
                                          OMITTED][GRAPHIC OMITTED]

                     Description of Rescission Offer for
                    Oppenheimer Senior Floating Rate Fund
                          Class A and Class C Shares

      Oppenheimer Senior Floating Rate Fund (the "Fund"), upon the terms and conditions set forth herein, is offering to rescind the sales of those Class
A and Class C shares of beneficial interest, $0.01 par value per share (the
"Shares"), sold by the Fund during the periods from January 10, 2005 through
January 30, 2005 and February 9, 2005 through March 2, 2005 for Class A shares and from September 28, 2004 through October 28, 2004, November 5, 2004 through January 31, 2005 and February 8, 2005 through March 2, 2005 for Class
C shares (collectively the "Rescission Period").

Amount Being Paid in the Rescission Offer:

      The Fund is offering to repurchase the Shares sold during the
Rescission Period (the "Covered Shares") at a value computed according to a specified formula. The computed value for the repurchase of the Shares is (1)
the "consideration paid for the Covered Shares", plus (2) imputed interest at an annual rate (the "Interest Rate") from the date of purchase to the date you accept this offer, less (3) any distributions and dividends declared and paid to shareholders with respect to the Covered Shares (this offer is referred to as the "Rescission Offer"). The Interest Rate for Class A shares shall be 1.59%, which is the higher of the average 7-day compounded yield or the average simple annualized return from January 10, 2005, to March 2, 2005, as published by iMoneyNet for Tier 1 money market funds.  The Interest Rate for Class C shares shall be 1.31%, which is the higher of the average 7-day compounded yield or the average simple annualized return from September 28,
2004, to March 2, 2005, as published by iMoneyNet for Tier 1 money market funds.  "Consideration paid for the Covered Shares" is the net asset value
("NAV") of the shares on the date of purchase plus any front-end sales charge you paid for the purchase of those shares.

Amount Paid for Dividend Shares:

      If you accept the Rescission Offer, the Fund will automatically repurchase shares issued by the Fund pursuant to the reinvestment of dividends and distributions paid on the Covered Shares, if any, ("Dividend
Shares") at the NAV of such Dividend Shares as of the date of reinvestment, without interest.

Amount Paid for Redeemed/Exchanged Shares:

      If you have redeemed or exchanged Covered Shares, the amount paid to you will be reduced by the proceeds of the redemption or exchange and interest will be paid through the date of redemption or exchange (rather than the Expiration Date) of the Rescission Offer, as defined below.

      There will likely be tax consequences if you elect to accept the
Rescission Offer (see below). If you own your shares through a retirement account, then you should be aware that if you accept this Rescission Offer and do not elect to have the proceeds reinvested into a qualified retirement plan, then the payment of the proceeds to you may be deemed to be a premature withdrawal of retirement plan assets and may be taxable and subject to IRS penalties.  If you wish the proceeds of the Rescission Offer to be used to purchase shares of another Oppenheimer fund (including a fund held under another retirement plan account), please complete that section of the Acceptance of Rescission Offer Form.  Otherwise, if you accept the
Rescission Offer, the proceeds will be sent to you by check.

THE RESCISSION OFFER WILL EXPIRE AT 11:59 P.M. EASTERN TIME, ON OCTOBER 28,
2005, UNLESS EXTENDED BY THE FUND ("EXPIRATION DATE").

      The Rescission Offer applies only to Class A and Class C Shares sold by the Fund during the Rescission Period.  The NAV on March 2, 2005, the last day of the Rescission Period, was $9.62 for Class A shares and $9.64 for
Class C shares. During the Rescission Period, the NAV for Class A shares ranged from a low of $9.60 on January 10, 2005, to a high of $9.62 on March
2, 2005.  During the Rescission Period, the NAV for Class C shares ranged from a low of $9.54 on October 1, 2004, to a high of $9.64 on March 2, 2005.

YOU ARE NOT REQUIRED TO ACCEPT THE RESCISSION OFFER. IF YOU DO NOT RESPOND TO
THE RESCISSION OFFER BY THE EXPIRATION DATE, YOU WILL BE DEEMED BY THE FUND
TO HAVE DECLINED THE RESCISSION OFFER AND COVERED SHARES HELD BY YOU WILL
AUTOMATICALLY BE DEEMED TO BE REGISTERED SHARES UNDER THE SECURITIES ACT OF
1933, AS AMENDED, WITHOUT ANY FURTHER ACTION ON YOUR PART.

      This document, together with Appendix I hereto and the enclosed prospectus for the Fund dated September 27, 2004, as amended February 18,
2005 and May 16, 2005 (the "Prospectus"), are designed to provide you with information you should know before determining whether to accept or reject the Rescission Offer. A Statement of Additional Information for the Fund
dated September 27, 2004, as revised on February 2, 2005, and as supplemented on February 18, 2005, is incorporated into the Prospectus by reference. The
Fund's Statement of Additional Information is available without charge from the Fund's principal underwriter, OppenheimerFunds Distributor, Inc., P.O.
Box 5270, Denver, CO 80217 or by calling 1-800-225-5677.

      The Fund has filed with the Securities and Exchange Commission (the
"Commission") a Registration Statement on Form N-2 (together with all amendments, schedules and exhibits, referred to as the "Registration
Statement") under the Securities Act of 1933, as amended (the "Securities
Act"), and the Investment Company Act of 1940, as amended, relating to the
Rescission Offer.  As permitted by the rules and regulations of the
Commission, this Prospectus does not contain all of the information set forth in the Registration Statement, of which this Prospectus (and the Statement of
Additional Information) is a part. The Registration Statement, including the exhibits and schedules thereto, may be inspected, without charge, at the public reference facilities of the Commission, and copies may be obtained therefrom upon payment of the Commission's customary charges.
--------------------------------------------------------------------------------
THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS
PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

Background and Reasons for the Rescission Offer:

      The Securities Act requires that Shares of the Fund to be offered for sale be registered under that Act. During the Rescission Period,
12,674,505.794 Class A Covered Shares and 40,941,077.735 Class C Covered
Shares were sold without registration under the Securities Act due to an inadvertent administrative error in calculating the number of registered
Shares available for sale. This Rescission Offer is made to remedy the oversight in connection with the registration of Shares of the Fund and to offer you Shares of the Fund that have been registered with the Commission.
The Fund's Board of Trustees has approved the Rescission Offer.

      Since the sale of Covered Shares during the Rescission Period violated registration provisions of the Securities Act, purchasers of Covered Shares during the Rescission Period may have the right to have their purchases rescinded by the Fund.  For purposes of the federal securities laws, non-acceptance of the Rescission Offer might not terminate a shareholder's right to bring a civil action against the Fund before expiration of the applicable statute of limitations.  The statute of limitations under the
Securities Act for enforcement of such rights by a shareholder is one year after the date of the sale of Covered Shares sold in violation of the federal registration requirements, but in no event later than three years after the
Covered Shares were offered to the shareholders.  Fund Management believes that, in any litigation initiated by a shareholder who does not accept the
Rescission Offer, the shareholder would not be entitled to any compensation greater than that offered here.  In any such litigation, the Fund intends to assert, among other defenses, that such shareholder, not having accepted this
Rescission Offer, is estopped or otherwise precluded from asserting such claims.

              Evaluating Whether to Accept the Rescission Offer:
              --------------------------------------------------

On September 21, 2005, the NAV for Class A shares was $9.57 and the NAV for
Class C shares was $9.58.  The Fund cannot currently predict the NAV per
Share prior to and on the Expiration Date.  It would likely be in the economic interest of a shareholder to accept the Rescission Offer if the per
Share amount payable by the Fund pursuant to the Rescission Offer is greater
than the NAV per Share on the Expiration Date.   Shareholders who previously
redeemed or exchanged some or all of their Covered Shares would be able to receive a payment under the Rescission Offer if the total return on the redeemed or exchanged Covered Shares (that is, the proceeds of the redemption or exchange, plus any dividends or distributions paid on the Covered Shares while they were held by the shareholder) is less than the amount payable pursuant to the formula under the Rescission Offer.  For Class A shares, the annualized rate of distributions declared and paid from January 10, 2005, through March 2, 2005, (the "Distribution Rate") averaged 5.86%.  For Class C shares, the annualized rate of distributions declared and paid from September
28, 2004, through March 2, 2005, (the "Distribution Rate") averaged 5.05%.
Both of these Distribution Rates exceed the annualized Interest Rate payable pursuant to the Rescission Offer.  The current Distribution Rate and NAV per
Share may be obtained by calling an OppenheimerFunds shareholder representative at 1-800-225-5677 or by checking our website at
www.oppenheimerfunds.com.
------------------------
                               Source of Funds:
                               ----------------

      OppenheimerFunds, Inc. ("OFI"), the Fund's investment manager, has agreed to pay all costs associated with the Rescission Offer (i.e., legal and accounting expenses and printing and mailing expenses) and any loss to the
Fund resulting from the Rescission Offer.  None of the costs will be borne by you or the Fund.

How to Accept or Decline the Rescission Offer:

      Acceptance of the Rescission Offer is optional if you purchased Covered
Shares. YOU ARE NOT REQUIRED TO ACCEPT THE RESCISSION OFFER. IF YOU DO NOT
RESPOND TO THE RESCISSION OFFER BY THE EXPIRATION DATE, YOU WILL BE DEEMED BY
THE FUND TO HAVE DECLINED THE RESCISSION OFFER AND COVERED SHARES HELD BY YOU
WILL AUTOMATICALLY BE DEEMED TO BE REGISTERED SHARES UNDER THE SECURITIES ACT
EFFECTIVE AS OF THE DATE OF THIS PROSPECTUS, WITHOUT ANY FURTHER ACTION ON
YOUR PART.

      If you elect to accept the Rescission Offer, you must detach and complete the enclosed "Acceptance of Rescission Offer" form and return it to the Fund, c/o OppenheimerFunds Distributor, Inc., P.O. Box 5270, Denver, CO
80217 or, if via overnight delivery, 10200 East Girard Avenue, Building D,
Denver, CO 80231 as soon as practicable after the date of receipt of this
Prospectus so that it is received no later than the Expiration Date. The Fund will not accept or honor any forms received after the Expiration Date. You may withdraw your acceptance of the Rescission Offer by written notice satisfactory to the Fund at the address shown on the Acceptance of Rescission
Offer Form at any time prior to the Expiration Date.

      IF YOU DO NOT NOTIFY THE FUND IN WRITING OF YOUR ACCEPTANCE OF THE
RESCISSION OFFER ON OR PRIOR TO THE EXPIRATION DATE, YOU WILL BE DEEMED TO
HAVE REJECTED THE RESCISSION OFFER. HOWEVER, SUCH REJECTION MIGHT NOT
TERMINATE YOUR LEGAL RIGHTS.

U.S. Federal Income Tax Consequences:

      Although the tax consequences of the Rescission Offer are not entirely clear, if you accept the Rescission Offer, you should be treated for U.S.
federal income tax purposes as selling your Covered Shares and Dividend
Shares in a taxable transaction.  That transaction generally will result in the recognition of taxable gain or loss to you, depending on whether the amount of the Fund's payment for the tendered Shares exceeds or is less than your tax basis for the Shares.  In exchange for your Covered Shares, you will receive: (1) the NAV plus any applicable front-end sales charge you paid for any Covered Shares on the date you purchased such Shares, plus (2) interest at the rate of 1.59% for Class A shares and 1.31% for Class C shares per year for the period that you held the Covered Shares, less (3) the dividends you received on such Shares.  Your basis in your Covered Shares generally should equal the price you paid for the Covered Shares on the date you purchased them.  Thus, you should have a taxable gain on the sale of your Covered
Shares pursuant to the Rescission Offer if and to the extent the amount of interest described in (2) above is greater than the amount of dividends you received on your Covered Shares.  Similarly, you should have a taxable loss on the sale of your Covered Shares pursuant to the Rescission Offer if and to the extent the amount of dividends you received on your Covered Shares exceeds the amount of interest described in (2) above.
      In exchange for your Dividend Shares, you will receive the NAV of the
Dividend Shares on the date you acquired such Shares.  Because this amount should equal your tax basis in your Dividend Shares, you should not have a taxable gain or loss as a result of the sale of your Dividend Shares pursuant to the Rescission Offer.
      Any taxable gain or loss you recognize on the sale of Shares pursuant to the Rescission Offer will be a short-term capital gain or loss since you would have held the Shares for less than one year.  If you are a "Non-U.S.
Shareholder," however, you should not be subject to U.S. federal income tax on any gain realized as a result of tendering your Shares pursuant to the
Rescission Offer unless such Shares were held in connection with a U.S. trade or business.  (A "Non-U.S. Shareholder" means any shareholder that is not a
"U.S. Shareholder."  A "U.S. Shareholder" means a shareholder that is one of the following: (i) an individual who is a citizen or resident of the United
States; (ii) a corporation or other entity taxable as a corporation created or organized in or under the laws of the United States or a political subdivision thereof; (iii) an estate, the income of which is subject to U.S.
federal income tax regardless of its source; (iv) a trust, if a U.S. court can exercise primary supervision over the administration of the trust and one or more U.S. persons can control all substantial trust decisions, or, if the trust was in existence on August 20, 1996, and has elected to continue to be treated as a U.S. person; or (v) a person whose worldwide income or gain is otherwise subject to U.S. federal income tax on a net income basis.)
      For Redemptions or Exchanges.  As noted above, shareholders who
      -----------------------------
previously redeemed or exchanged some or all of their Covered Shares will also be able to receive a payment under the Rescission Offer if the total return on the redeemed or exchanged Shares is less than the amount payable pursuant to the formula under the Rescission Offer.  In such a case, any additional payment received under the Rescission Offer would likely be treated as additional consideration received in exchange for the Covered
Shares.
      For Retirement Accounts.  If the holder of Covered Shares is an IRA or
      ------------------------
other qualified retirement or benefit plan account, then any gain that would otherwise result from a tender of Covered Shares under the Rescission Offer will not be taxed until the retirement account makes a distribution.  If you own your shares through a retirement account, then you should be aware that if you accept this Rescission Offer and do not elect to have the proceeds reinvested into a qualified retirement plan, then the payment of the proceeds to you may be deemed to be a premature withdrawal of retirement plan assets and may be taxable and subject to IRS penalties.
This transaction may have additional tax implications for you that may depend on your own situation, including state, local and foreign tax consequences.
You should consult with your tax adviser with respect to the tax treatment and consequences to you of the Rescission Offer.

RESCISSION OFFEREE'S ACCEPTANCE OF RESCISSION OFFER
---------------------------------------------------

      YOU MAY ELECT TO ACCEPT OR REJECT THE RESCISSION OFFER. IF YOU WISH TO
REJECT THE RESCISSION OFFER, DO NOT COMPLETE OR RETURN THIS FORM. YOU DO NOT
HAVE TO DO ANYTHING TO REJECT THE RESCISSION OFFER.

      IF YOU WISH TO ACCEPT THE RESCISSION OFFER, PLEASE COMPLETE, SIGN AND
RETURN THIS FORM BY FOLLOWING THE INSTRUCTIONS CONTAINED IN THE APPENDIX I.

Use the following address for requests by mail:
      OppenheimerFunds Distributor, Inc.
      P.O. Box 5270
      Denver, CO 80217

Send courier or express mail requests to:
      OppenheimerFunds Distributor, Inc.
      10200 East Girard Avenue
      Building D
      Denver, CO 80231

                                  APPENDIX I
INSTRUCTIONS
------------

1.    Guarantee of Signatures. Signatures on the Acceptance of Rescission
      -----------------------
      Offer Form need not be guaranteed unless an instrument of transfer is required as described in Instruction 3 below or the proceeds of the
      Rescission Offer will exceed $100,000 and you choose to receive a check for the proceeds. Signature guarantees may be obtained from a bank, a member firm of a national stock exchange or another eligible guarantor institution. Please contact your financial advisor firm representative or OppenheimerFunds Distributor, Inc. at 1-800-225-5677 for more information on signature guarantees and how to obtain them.

2.    Delivery of Acceptance of Rescission Offer Forms; Withdrawal. To accept
      ------------------------------------------------------------
      the Rescission Offer, you must properly complete and duly execute and mail or deliver this Acceptance of Rescission Offer Form, together with certificate(s), if any, representing Shares to be surrendered in acceptance of the Rescission Offer, and with any other required documents, to the Fund at the address set forth on the Form. IN ORDER
      TO ACCEPT THE RESCISSION OFFER, ALL MATERIALS MUST BE RECEIVED BY THE
      FUND NO LATER THAN OCTOBER 28, 2005 ("EXPIRATION DATE").

      The Fund reserves the absolute right to reject any and all surrenders of Shares and Acceptance of Rescission Offer Forms (i) that are not in proper form or otherwise not valid or (ii) the acceptance of which would be, in the opinion of the Fund's counsel, unlawful. The Fund's interpretation of the terms and conditions of the Rescission Offer, this Acceptance of Rescission Offer Form and the Instructions hereto will be final and binding. The Fund reserves the absolute right to waive any defect or irregularity in the surrender of Shares or
      Acceptance of Rescission Offer Forms.

      Acceptance of the Rescission Offer may be withdrawn by a Rescission
      Offeree by written notice satisfactory to the Fund delivered to the address shown on this Acceptance of Rescission Form at any time prior to the Expiration Date.

3.    Signatures on the Rescission Offer Acceptance Form. This Acceptance of
      --------------------------------------------------
      Rescission Offer Form is to be completed and signed by each Rescission
      Offeree that desires to accept the Rescission Offer. If Shares surrendered hereby are owned of record by two or more joint owners, all such owners must sign this Acceptance of Rescission Offer Form. If any such Shares are registered in multiple names, all owners must sign the
      Acceptance of Rescission Offer Form. Except as provided below, signatures must correspond exactly with the names in which the shares are registered.

      If a person other than the registered owner(s) surrenders shares for rescission, such instructions must be signed by the person surrendering such shares with his/her signature guaranteed as noted above.
      Additionally, such surrender instructions must be accompanied by the documents evidencing the surrendering person's authority to act on behalf of the registered owner(s). In order to determine what is acceptable in terms of establishing the surrendering person's authority, please contact OppenheimerFunds Distributor, Inc. at
      1-800-225-5677.

4.    Questions and Requests for Assistance or Additional Copies. Questions
      ----------------------------------------------------------
      and requests for assistance may be directed to the Fund, c/o
      OppenheimerFunds Distributor, Inc., P.O. Box 5270, Denver, CO 80217 or
      by calling 1-800-225-5677.

5.    Form W-9 and Taxpayer Identification Number. Federal income tax law
      -------------------------------------------
      requires any Rescission Offeree accepting the Rescission Offer to provide the Fund with a correct Taxpayer Identification Number ("TIN")
      by completing the backup withholding information and certification on the Acceptance of Rescission Offer Form. In the case of a Rescission
      Offeree who is an individual, the TIN is his or her social security number. Failure to provide the Fund with a correct TIN may subject the
      Rescission Offeree to a penalty and to backup withholding at a rate of
      28% on any payments made to the Rescission Offeree pursuant to the
      Rescission Offer. Certain shareholders (including, among others, most corporations and certain foreign persons) are exempt from backup withholding requirements. A shareholder should consult his or her tax adviser as to his or her qualification for exemption and the procedure for obtaining an exemption.

6.    Delivery. The method of delivery of this Acceptance of Rescission Offer
      --------
      Form and all other required documents is at the election and risk of the holder and the delivery will be deemed made only when actually received by the Fund. If delivery is to be made by mail, it is recommended that it be sent with return receipt requested and properly insured.

      Delivery of this Acceptance of Rescission Offer Form to an address other than the Fund c/o OppenheimerFunds Distributor, Inc., P.O. Box
      5270, Denver, CO 80237 or, if via overnight delivery, 10200 East Girard
      Avenue, Denver, CO 80231 will not constitute a valid acceptance.

 Oppenheimer Senior Floating Rate Fund Rescission of Unregistered Shares Form
 ----------------------------------------------------------------------------

Ladies and Gentlemen:

I acknowledge receipt of the Description of Rescission Offer and the
Prospectus of Oppenheimer Senior Floating Rate Fund (the "Fund") dated
September 27, 2004, as amended February 18, 2005, and May 16, 2005, (the
"Prospectus"), pursuant to which the Fund offers, upon the terms and conditions set forth in the Description of the Rescission Offer, to rescind sales (the "Rescission Offer") of Class A shares of the Fund sold during the period January 10, 2005, through January 30, 2005, and February 9, 2005, through March 2, 2005, and Class C shares of the Fund sold during the period of  September 28, 2004, through October 28, 2004, November 5, 2004, through
January 31, 2005, and February 8, 2005, through March 2, 2005 (the "Covered
Shares").

I hereby accept, on the terms set forth in this Prospectus, the Rescission
Offer for the Shares described on the back of this form, which I represent are Covered Shares. I understand that as a result of accepting the Rescission
Offer, I will no longer hold the Shares tendered herewith for repurchase pursuant to the Rescission Offer and that the payment I receive may be less than the net asset value of the Shares.

THIS FORM SHOULD BE MAILED TO THE FUND AT THE ADDRESS BELOW AS SOON AS
PRACTICABLE, SO THAT IT IS RECEIVED NO LATER THAN THE EXPIRATION DATE OF THE
RESCISSION OFFER, OCTOBER 28, 2005 (THE "EXPIRATION DATE") UNLESS EXTENDED BY
THE FUND.

Use the following address for requests by mail:
      OppenheimerFunds Distributor, Inc.
      P.O. Box 5270
      Denver, CO 80217

Send courier or express mail requests to:
      OppenheimerFunds Distributor, Inc.
      10200 East Girard Avenue
      Building D
      Denver, CO 80231

IF YOU DO NOT WISH TO RESCIND YOUR PURCHASE OF SHARES, YOU DO NOT NEED TO
SEND THIS FORM BACK.

If you wish to accept the Rescission Offer, please complete the following, as applicable. If you accept the Rescission Offer, a check will be mailed to the address of record on your account unless you have elected to have the proceeds used to purchase shares of another Oppenheimer fund.  If additional shares of the Fund were issued to you pursuant to the reinvestment of dividends paid on Class A or Class C shares sold during the Rescission
Period, the issuance of such shares also will be rescinded automatically if you accept the Rescission Offer.

---------------------------------------------------------------------------------

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___ I hereby tender all Covered Shares held by me      - OR -

___ I hereby tender only the Covered Shares that were purchased by me in the following amounts on the following dates:
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___ I would like the proceeds sent to my address of record   - OR -

___ I would like the proceeds used to purchase shares in the following
Oppenheimer fund account:
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Substitute W-9 provision
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By signing below, I certify, under penalties of perjury, that:

1.    The Social Security number or taxpayer ID number I provided below is correct.
2.    I am not subject to backup withholding because
A.    I am exempt from backup withholding;
B.    I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends; or
C.    The IRS has notified me that I am no longer subject to backup withholding.

I understand that if my shares are held in a retirement account and I elect to tender my shares pursuant to this Rescission Offer and have the proceeds paid directly to me (rather than having them reinvested into a qualified retirement plan), then the proceeds to me may be deemed to be a premature withdrawal of retirement plan assets and may be taxable and subject to IRS penalties.

Signature of all owner(s) of the Account

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Signature Guarantee: (required for amounts greater than $100,000)

We guarantee the signatures on this form and the legal capacity of the signers.

______________________________________________ Signature Guarantee

A trust or corporate account should contact OppenheimerFunds Services at
1-800-225-5677 to determine if additional documentation of the signatory's authority to sign for the account is required.